BORROWED FUNDS	12 Months Ended
Sep. 30, 2010
BORROWED FUNDS [Abstract]
BORROWED FUNDS
10.  BORROWED FUNDS

The Company has available overnight borrowings with the Federal Home Loan Bank of New York ("FHLB") totaling 30% of assets at September 30, 2011 and 2010, subject to the terms and conditions of the lender's overnight advance program. There were no overnight borrowings as of September 30, 2011. As of September 30, 2010, the Company had $3.0 million in overnight advances at a rate of .41%.

At September 30, 2011 and 2010, fixed rate advances have contractual maturities as follows:

	September 30, 2011		September 30, 2010
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate

Due by September 30,

2011	$-	-	$1,000,000	2.83%
2012	1,000,000	2.93%	1,000,000	2.93%
2013	3,000,000	3.23%	3,000,000	3.23%
2014	2,000,000	3.57%	2,000,000	3.57%

	$6,000,000	3.29%	$7,000,000	3.23%

At September 30, 2011 and 2010, the FHLB borrowings were secured by pledges of the Company's investment in the capital stock of the FHLB totaling $545,300 and $745,500 and mortgage-backed and other securities with a carrying value of approximately $16.2 million and $17.4 million, respectively.